Deferred tax assets and liabilities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	$ 3,341	$ 2,659
Tax loss carryforwards expired	8	1	$ 19
One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	27	40
Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	14	68
Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	39	92
Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	70	51
Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	381	83
More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	2,810	2,325
Capitalized [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	2,345	1,724
Capitalized [member] | One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	4	3
Capitalized [member] | Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	0	4
Capitalized [member] | Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	12	5
Capitalized [member] | Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	5	25
Capitalized [member] | Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	36	16
Capitalized [member] | More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	2,288	1,671
Not capitalized [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	996	935
Not capitalized [member] | One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	23	37
Not capitalized [member] | Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	14	64
Not capitalized [member] | Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	27	87
Not capitalized [member] | Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	65	26
Not capitalized [member] | Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	345	67
Not capitalized [member] | More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	$ 522	$ 654